Acquired and library content (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions through business combination	$ 0	$ 8,406
Write-down of acquired and library content	(12,928)	(3,402)
Acquired and library content
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening net book value	147,088	155,940
Write-down of acquired and library content	(12,928)	(3,402)
Amortization	(14,431)	(15,916)
Foreign exchange	(1,482)	2,060
Net book value	$ 118,247	$ 147,088